T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio
September 30, 2023 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.3%
Corporate Bonds 0.3%
YPF, STEP, 9.00%, 2/12/26 (USD)  11,538 11
Total Argentina (Cost
$11
)
11
BRAZIL 7.6%
Convertible Bonds 0.3%
MercadoLibre, 2.00%, 8/15/28
(USD)  3,000 9
9
Corporate Bonds 7.3%
Cosan Overseas, 8.25% (USD) (1) 100,000 100
Globo Comunicacao e
Participacoes, 5.50%, 1/14/32
(USD) (2) 200,000 164
264
Total Brazil (Cost
$306
)
273
CHILE 8.3%
Corporate Bonds 8.3%
AES Andes, VR, 7.125%, 3/26/79
(USD) (2)(3) 200,000 189
VTR Comunicaciones, 4.375%,
4/15/29 (USD) (2) 200,000 111
Total Chile (Cost
$418
)
300
CHINA 0.3%
Corporate Bonds 0.3%
Kaisa Group Holdings, 11.95%,
10/22/22 (USD) (4)(5) 200,000 12
Total China (Cost
$193
)
12
COLOMBIA 10.6%
Corporate Bonds 10.6%
Banco de Bogota, 6.25%, 5/12/26
(USD)  200,000 191
Canacol Energy, 5.75%, 11/24/28
(USD) (2) 200,000 159
Ecopetrol, 5.875%, 5/28/45 (USD)  30,000 20
Ecopetrol, 8.875%, 1/13/33 (USD)  15,000 14
Total Colombia (Cost
$438
)
384
INDIA 3.8%
Corporate Bonds 3.8%
Adani International Container
Terminal, 3.00%, 2/16/31 (USD)  183,000 138
Total India (Cost
$178
)
138
Par/Shares $ Value
(Cost and value in $000s)
INDONESIA 5.1%
Corporate Bonds 5.1%
Bank Negara Indonesia Persero,
3.75%, 3/30/26 (USD)  200,000 186
Total Indonesia (Cost
$202
)
186
ISRAEL 4.7%
Corporate Bonds 4.7%
Energian Israel Finance, 4.875%,
3/30/26 (USD) (2) 40,000 37
ICL Group, 6.375%, 5/31/38
(USD) (2) 35,000 34
Leviathan Bond, 6.125%, 6/30/25
(USD) (2) 100,000 97
Total Israel (Cost
$174
)
168
MAURITIUS 5.0%
Corporate Bonds 5.0%
Axian Telecom, 7.375%, 2/16/27
(USD) (2) 200,000 180
Total Mauritius (Cost
$200
)
180
MEXICO 6.8%
Corporate Bonds 4.1%
Metalsa, 3.75%, 5/4/31 (USD) (2) 200,000 148
148
Government Bonds 2.7%
Petroleos Mexicanos, 6.50%,
3/13/27 (USD)  110,000 97
97
Total Mexico (Cost
$314
)
245
MOROCCO 5.1%
Corporate Bonds 5.1%
Vivo Energy Investments, 5.125%,
9/24/27 (USD) (2) 200,000 184
Total Morocco (Cost
$200
)
184
PANAMA 5.0%
Corporate Bonds 5.0%
Sable International Finance, 5.75%,
9/7/27 (USD)  200,000 182
Total Panama (Cost
$207
)
182

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Cost and value in $000s)
PERU 2.1%
Corporate Bonds 2.1%
Banco de Credito del Peru, VR,
3.25%, 9/30/31 (USD) (2)(3) 85,000 75
Total Peru (Cost
$85
)
75
PHILIPPINES 4.0%
Corporate Bonds 4.0%
Globe Telecom, 3.00%, 7/23/35
(USD)  200,000 145
Total Philippines (Cost
$190
)
145
SAUDI ARABIA 5.0%
Corporate Bonds 5.0%
Saudi Electricity Global Sukuk,
5.06%, 4/8/43 (USD)  200,000 180
Total Saudi Arabia (Cost
$242
)
180
THAILAND 7.8%
Corporate Bonds 7.8%
Bangkok Bank, VR, 3.733%,
9/25/34 (USD) (2)(3) 200,000 167
Thaioil Treasury Center, 3.50%,
10/17/49 (USD) (2) 200,000 116
Total Thailand (Cost
$401
)
283
UNITED ARAB EMIRATES 5.5%
Corporate Bonds 5.5%
Emirates NBD Bank, VR, 6.125%
(USD) (1)(3) 200,000 197
Total United Arab Emirates (Cost
$211
)
197
SHORT-TERM INVESTMENTS 11.6%
Money Market Funds 11.6%
T. Rowe Price Government Reserve
Fund, 5.40% (6)(7) 418,448 418
Total Short-Term Investments
(Cost $418) 418
Total Investments in
Securities 98.6%
(Cost $4,388) $ 3,561
Other Assets Less Liabilities 1.4% 50
Net Assets 100.0% $ 3,611

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio

.
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Perpetual security with no stated maturity date.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,661 and represents
46.0% of net assets.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(4) Security is in default or has failed to make a scheduled interest and/or principal payment.
(5) Non-income producing
(6) Seven-day yield
(7) Affiliated Companies
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1 U.S. Treasury Notes ten year contracts 12/23 108 $ (2)
Net payments (receipts) of variation margin to date 2
Variation margin receivable (payable) on open futures contracts —

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ —# $ — $ 8+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government Reserve Fund, 5.40% $ 182  ¤  ¤ $ 418^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $8 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $418.

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). At a meeting held on
July 24, 2023, the fund’s Board of Directors approved the closure and liquidation of the fund. Prior to the date of liquidation, the fund’s assets will be sold at the discretion of the fund’s portfolio management and the fund will cease to pursue its investment objective. The date of liquidation will be determined at a later date based on the amount of time needed to liquidate the fund’s assets, but the fund is expected to be liquidated no later than March 31, 2024. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio

fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,143 $ — $ 3,143
Short-Term Investments 418 — — 418
Total $ 418 $ 3,143 $ — $ 3,561
Liabilities
Futures Contracts* $ 2 $ — $ — $ 2
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.